Provisions and other liabilities - Movements in Restructuring Provisions Classified in Non-current and Current Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period	€ 8,613	€ 9,154	[1]
Classified in current liabilities	9,361	9,212	[1]
Provisions utilized	(522)	(793)		€ (959)
Transfers	(154)	(289)		(340)
Currency translation differences	50	50		(245)
Balance, end of period	9,321	8,613		9,154	[1]
Of which:
Classified in current liabilities	9,961	9,361		9,212	[1]
Restructuring Provision
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period	1,572	1,086		1,420
Classified in non-current liabilities	632	514		744
Classified in current liabilities	940	572		676
Change in provisions recognized in profit or loss for the period	760	1,035		297
Provisions utilized	(897)	(605)		(616)
Transfers	(51)	54		7
Unwinding of discount	3	0		3
Currency translation differences	3	2		(25)
Balance, end of period	1,390	1,572		1,086
Of which:
Classified in non-current liabilities	600	632		514
Classified in current liabilities	€ 790	€ 940		€ 572

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).